Income and other taxes - Non-capital loss carryforwards in other tax jurisdictions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 15,269	$ 204,091	$ 152,250
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	4,282	47,022
Deferred tax assets	1,049	11,520
Netherlands
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	12,815	0
Deferred tax assets	3,306	0
New Zealand
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	35,912
Deferred tax assets	0	10,055
Trinidad
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	107,413
Deferred tax assets	0	37,594
Total
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	17,097	190,347
Deferred tax assets	$ 4,355	$ 59,169